Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan Contribution	$ 1,300	$ 800	$ 900
Discretionary profit-sharing contributions	$ 0	$ 0